UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $       86,839
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            032511107    12736   166857 SH       SOLE                 166857      0    0
CF INDS HLDGS INC            COM            125269100     2748    18955 SH       SOLE                  18955      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    11758   527500 SH  PUT  SOLE                 527500      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101     7619   122193 SH       SOLE                 122193      0    0
CVR ENERGY INC               COM            12662P108     4241   226429 SH       SOLE                 226429      0    0
CVR PARTNERS LP              COM            126633106     2961   119306 SH       SOLE                 119306      0    0
DOMTAR CORP                  COM NEW        257559203     3940    49279 SH       SOLE                  49279      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140     8082   253505 SH       SOLE                 253505      0    0
FRONTLINE LTD                SHS            G3682E127     4580  1067500 SH  PUT  SOLE                1067500      0    0
HOLLYFRONTIER CORP           COM            436106108     4105   175432 SH       SOLE                 175432      0    0
MARATHON OIL CORP            COM            565849106     2167    74031 SH       SOLE                  74031      0    0
MERCER INTL INC              COM            588056101     2019   331029 SH       SOLE                 331029      0    0
NOBLE ENERGY INC             COM            655044105     7705    81627 SH       SOLE                  81627      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105     7738    82585 SH       SOLE                  82585      0    0
WESTERN REFNG INC            COM            959319104     4440   334060 SH       SOLE                 334060      0    0


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